Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Disclosure of goodwill and other intangible assets

	Goodwill £m	Brands £m	Purchased credit card relationships £m	Customer- related intangibles £m	Capitalised software enhancements £m	Total £m
Cost:[1]
At 1 January 2023	814	584	1,002	50	7,591	10,041
Exchange and other adjustments	–	–	–	–	1	1
Additions	143	1	–	180	1,474	1,798
Disposals and write-offs	–	–	–	–	(292)	(292)
At 31 December 2023	957	585	1,002	230	8,774	11,548
Exchange and other adjustments	–	–	–	–	(5)	(5)
Additions	–	–	–	–	1,246	1,246
Disposals	–	–	–	–	(208)	(208)
At 31 December 2024	957	585	1,002	230	9,807	12,581
Accumulated amortisation:
At 1 January 2023	344	204	692	50	3,627	4,917
Exchange and other adjustments	–	–	–	–	–	–
Charge for the year[2]	–	–	70	9	1,007	1,086
Disposals and write-offs	–	–	–	–	(292)	(292)
At 31 December 2023	344	204	762	59	4,342	5,711
Exchange and other adjustments	–	–	–	–	(11)	(11)
Charge for the year[2]	–	–	70	10	1,197	1,277
Disposals	–	–	–	–	(200)	(200)
At 31 December 2024	344	204	832	69	5,328	6,777
Balance sheet amount at 31 December 2024[3]	613	381	170	161	4,479	5,804
Balance sheet amount at 31 December 2023[3]	613	381	240	171	4,432	5,837
1For acquisitions made prior to 1 January 2004, the date of transition to IFRS Accounting Standards, cost is included net of amounts amortised up to 31 December 2003.
2The charge for the year is recognised in operating expenses (note 9).
3Includes core deposit intangible of £nil, cost of £2,770 million and accumulated amortisation of £2,770 million.